RELATED PARTY TRANSACTIONS - Founder Shares & Private Placement Shares (Details)			1 Months Ended	10 Months Ended	12 Months Ended
	May 27, 2021 shares	Feb. 24, 2021 USD ($) d $ / shares shares	Apr. 30, 2021 shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 09, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000
Common shares, par value, (per share) | $ / shares				$ 0.0001
Over-allotment option
Related Party Transaction [Line Items]
Number of shares issued	2,500,000
Private Placement
Related Party Transaction [Line Items]
Number of shares issued					907,000
Class A ordinary shares
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares				0.0001	$ 0.0001
Class A ordinary shares | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture	2,500,000
Class A ordinary shares | Private Placement
Related Party Transaction [Line Items]
Number of shares issued	907,000				907,000
Restrictions on transfer period of time after business combination completion					30 days
Share price per share | $ / shares					$ 10
Gross proceeds from private placement | $					$ 9,100,000
Class B ordinary shares
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001
Class B ordinary shares | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture						312,500
Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares					$ 0.0001
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		1 year
Founder Shares | Sponsor | Over-allotment option
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares | Sponsor | Maximum | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture			937,500
Founder Shares | Sponsor | Class A ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares subsequent to initial business combination (in dollars per share) | $ / shares		$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Number of shares issued		4,312,500
Common shares, par value, (per share) | $ / shares		$ 0.0001
Aggregate number of shares owned			7,187,500